FINANCIAL INSTRUMENTS CLASSIFICATION	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS CLASSIFICATION [Abstract]
FINANCIAL INSTRUMENTS CLASSIFICATION
29	FINANCIAL INSTRUMENTS CLASSIFICATION

The table below shows the carrying amounts of the financial assets and liabilities captions in the consolidated statement of financial position, by categories as defined under IFRS 9 as of December 31,2024 and 2023:

	2024						2023
	Financial assets and liabilities at fair value through profit or loss		Financial assets at fair value through other comprehensive income				Financial assets and liabilities at fair value through profit or loss		Financial assets at fair value through other comprehensive income
	Investments and derivates	Investments designated at inception	Investments	Investments designated at inception	Financial assets and liabilities measured at amortized cost	Total	Investments and derivates	Investments designated at inception	Investments	Investments designated at inception	Financial assets and liabilities measured at amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets

Cash and due from banks	–	–	–	–	47,655,196	47,655,196	–	–	–	–	33,930,948	33,930,948
Cash collateral, reverse repurchase agreements and securities borrowings	–	–	–	–	1,033,177	1,033,177	–	–	–	–	1,410,647	1,410,647
Investments at fair value through profit or loss	4,715,343	–	–	–	–	4,715,343	4,982,661	–	–	–	–	4,982,661
Investments at fair value through other comprehensive income, Note 6(b)	–	–	39,995,374	147,264	–	40,142,638	–	–	36,709,138	334,802	–	37,043,940
Amortized cost investments	–	–	–	–	8,967,877	8,967,877	–	–	–	–	10,188,927	10,188,927
Loans, net	–	–	–	–	137,737,296	137,737,296	–	–	–	–	136,698,135	136,698,135
Financial assets designated at fair value through profit or loss	–	932,734	–	–	–	932,734	–	810,932	–	–	–	810,932
Due from customers on banker’s acceptances	–	–	–	–	528,184	528,184	–	–	–	–	412,401	412,401
Other assets, Note 12(a)	904,791	–	–	–	3,269,019	4,173,810	987,663	–	–	–	2,072,603	3,060,266
	5,620,134	932,734	39,995,374	147,264	199,190,749	245,886,255	5,970,324	810,932	36,709,138	334,802	184,713,661	228,538,857

Liabilities

Deposits and obligations	–	–	–	–	161,842,066	161,842,066	–	–	–	–	147,704,994	147,704,994
Payables from repurchase agreements and securities lending	–	–	–	–	9,060,710	9,060,710	–	–	–	–	10,168,427	10,168,427
Due to banks and correspondents	–	–	–	–	10,754,385	10,754,385	–	–	–	–	12,278,681	12,278,681
Due from customers on banker’s acceptances	–	–	–	–	528,184	528,184	–	–	–	–	412,401	412,401
Lease liabilities	–	–	–	–	404,817	404,817	–	–	–	–	512,579	512,579
Financial liabilities at fair value through profit or loss	151,485	–	–	–	–	151,485	641,915	–	–	–	–	641,915
Bonds and notes issued	–	–	–	–	17,268,443	17,268,443	–	–	–	–	14,594,785	14,594,785
Other liabilities, Note 12(a)	819,473	–	–	–	5,220,127	6,039,600	891,999	–	–	–	4,586,511	5,478,510
	970,958	–	–	–	205,078,732	206,049,690	1,533,914	–	–	–	190,258,378	191,792,292